Marketable Securities and Other Investments (Fair Value of and Gross Unrealized Holding Losses on Available-for-Sale Securities and Cost Method Investments Included in Other Investments) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Available-for-sale Securities | Equity securities
Marketable Securities And Unrealized Loss Position [Line Items]
Available-for-Sale Securities, Fair Value Less than 12 Months	¥ 3,307	¥ 2,656
Available-for-Sale Securities, Gross Unrealized Holding Losses Less than 12 Months	360	351
Available-for-Sale Securities, Fair Value 12 Months or Longer		2,680
Available-for-Sale Securities, Gross Unrealized Holding Losses 12 Months or Longer		501
Available-for-Sale Securities, Total	3,307	5,336
Available-for-Sale Securities, Gross Unrealized Losses, Total	¥ 360	852
Cost method Investments
Marketable Securities And Unrealized Loss Position [Line Items]
Cost method Investments Fair Value Less than 12 Months		16
Cost method Investments, Gross Unrealized Holding Losses Less than 12 Months		37
Cost method Investments Fair Value 12 months or longer		57
Cost method Investments, Gross Unrealized Holding Losses 12 Months or Longer		1,154
Cost method Investments, Total		73
Cost method Investments Gross Unrealized Loss, Total		¥ 1,191